Seward & Kissel LLP
                               1200 G Street, NW
                                   Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                                   September 3, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


          Re:  AllianceBernstein Corporate Shares
               - AllianceBernstein Municipal Income Shares
               (File Nos. 333-112207 and 811-21497)
               ---------------------------------------------

Dear Sir or Madam:

      On behalf of AllianceBernstein Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 31, 2010.

      A copy of the Prospectus for the Fund will be filed under Rule 497(c) today.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Very truly yours,


                                                   /s/ Young Seo
                                                   --------------
                                                       Young Seo




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